Trade Accounts Receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Receivable [Abstract]
Trade account receivables	$ 247,087	$ 198,776
Expected credit loss	(13,640)	(9,340)
Trade receivables	$ 247,087	$ 198,776